Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Operating lease costs :
Total operating lease cost	$ 261
Future lease payments are:
The remainder of 2019	265
2020	472
2021	222
2022	19
2023	9
Total future lease payments	987
Vehicles [Member]
Operating lease costs :
Total operating lease cost	$ 142
Weighted Average Discount Rate
Weighted Average Discount Rate	3.36%
Vehicles [Member] | Minimum [Member]
Remaining Lease Term
Remaining Lease Term	9 months 18 days
Vehicles [Member] | Maximum [Member]
Remaining Lease Term
Remaining Lease Term	2 years 1 month 9 days
Facilities rent [Member]
Operating lease costs :
Total operating lease cost	$ 119
Weighted Average Discount Rate
Weighted Average Discount Rate	3.36%
Facilities rent [Member] | Minimum [Member]
Remaining Lease Term
Remaining Lease Term	1 year 9 months 18 days
Facilities rent [Member] | Maximum [Member]
Remaining Lease Term
Remaining Lease Term	3 years 9 months 18 days